Balance Sheet (Parenthetical)	Dec. 31, 2020 $ / shares shares
Class A common stock, subject to possible redemption, shares	39,439,372
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A
Class A common stock, subject to possible redemption, shares	39,439,372
Class A Common stock, Subject to possible redemption, per share | $ / shares	$ 10.00
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	380,000,000
Common stock, shares issued	1,960,628
Common stock, shares outstanding	1,960,628
Common Class B
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	10,350,000
Common stock, shares outstanding	10,350,000